Rent Expense and Sublease Rental Income Associated With Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Loss Contingencies [Line Items]
Rent expense	$ 227	$ 218	$ 207
Sublease rental income	(11)	(11)	(10)
Net rent expense	$ 216	$ 207	$ 197